Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 553,985	$ 231,328
Trade and other receivables	74,361	99,984
Inventories	122,685	134,496
Other current assets	13,503	20,433
Total current assets	764,534	486,241
Non-current assets
Mineral properties and property, plant and equipment	1,518,676	1,539,187
Other non-current assets	77,431	90,104
Total assets	2,360,641	2,115,532
Current liabilities
Trade and other payables	153,361	151,642
Income taxes payable	81,816	80,116
Current portion of lease obligations	21,199	19,761
Current portion of closure and reclamation provisions		4,510
Total current liabilities	256,376	256,029
Non-current liabilities
Debt	134,410	126,031
Deferred tax liabilities	120,310	144,266
Closure and reclamation provisions	50,257	70,827
Lease obligations	55,687	48,216
Other non-current liabilities	8,283	4,090
Total liabilities	625,323	649,459
SHAREHOLDERS' EQUITY
Share capital	1,125,215	1,129,709
Reserves	63,694	57,772
Retained earnings	488,125	216,384
Equity attributable to Fortuna shareholders	1,677,034	1,403,865
Equity attributable to non-controlling interests	58,284	62,208
Total equity	1,735,318	1,466,073
Total liabilities and shareholders' equity	$ 2,360,641	$ 2,115,532